Significant Accounting Policies - Property, Plant and Equipment Useful Lives (Details)	12 Months Ended
Dec. 31, 2013
Building and Building Improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful life	20 years
Building and Building Improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful life	50 years
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	20 years
Computer hardware and software | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
Computer hardware and software | Maximum
Property, Plant and Equipment [Line Items]
Useful life	10 years
Tools & dies | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
Tools & dies | Maximum
Property, Plant and Equipment [Line Items]
Useful life	8 years
Office furniture and fixtures | Minimum
Property, Plant and Equipment [Line Items]
Useful life	2 years
Office furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
Useful life	5 years
Vehicles | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
Vehicles | Maximum
Property, Plant and Equipment [Line Items]
Useful life	5 years